VIA EDGAR

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549-0506

Re:	Separate Account VA P

File No. 811- 21192, CIK 0001162320

Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VA P, a unit investment trust registered under the Act, recently mailed to its contract owners the semi annual reports for the following underlying management investment companies: Transamerica Series Trust, AIM Variable Insurance Funds,(Invesco Variable Insurance Funds) Columbia Funds Variable Insurance Trust, Federated Insurance Series, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, Fidelity Variable Insurance Products Fund, Wanger Advisors Trust and Franklin Templeton Variable Insurance Products Trust. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act:

•	On 8/26/2010, Transamerica Series Trust, filed its semi annual report with the Commission via EDGAR (CIK: 0000778207);

•	On 8/30/2010, AIM Variable Insurance Funds (Invesco Variable Insurance Fund) filed its semi annual report with the Commission via EDGAR (CIK: 0000896435);

•	On 8/30/2010, Columbia Funds Variable Annuity Insurance Trust filed its semi annual report with the Commission via EDGAR (0000815425);

•	On 8/23/2010, Federated Insurance Series filed its semi annual report with the Commission via EDGAR (CIK: 0000912577);

•	On 8/26/2010, Franklin Templeton Variable Insurance Products Trust filed its semi annual report with the Commission via EDGAR (CIK: 0000837274);

Securities and Exchange Commission

•	On 8/27/2010, Janus Aspen Series filed its semi annual report with the Commission via EDGAR (CIK: 0000906185);

•	On 8/23/2010,8/26/2010, Fidelity Variable Insurance Products Fund filed its semi annual report with the Commission via EDGAR (CIK: 0000356494, 0000831016, 0000927384);

•	On 8/27/2010, Wanger Advisors Trust filed its semi annual report with the Commission via EDGAR (CIK: 0000929521).

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

/s/ Darin D. Smith
Darin D. Smith, Vice President
Transamerica Life Insurance Company